Calvert

International Opportunities Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 97.7%

Security	Shares	Value
Australia — 4.3%
Bapcor, Ltd.	722,384	$3,246,726
BlueScope Steel, Ltd.	75,622	800,957
Bravura Solutions, Ltd.	1,129,568	4,116,893
Challenger, Ltd.	305,171	1,736,584
GDI Property Group	1,970,878	2,040,764
Magellan Financial Group, Ltd.	34,878	1,397,383
Nine Entertainment Co. Holdings, Ltd.	1,643,626	2,065,964
Steadfast Group, Ltd.	578,882	1,414,082

		$16,819,353

Austria — 2.3%
BAWAG Group AG(1)	88,572	$4,003,201
CA Immobilien Anlagen AG	118,441	4,961,279

		$8,964,480

Belgium — 1.0%
Kinepolis Group NV	60,497	$4,020,037

Canada — 2.5%
CAE, Inc.	204,257	$5,407,844
Kinaxis, Inc.(2)	25,289	1,947,869
TMX Group, Ltd.	30,989	2,683,542

		$10,039,255

Denmark — 0.4%
Topdanmark A/S	33,990	$1,675,439

France — 1.8%
Kaufman & Broad S.A.	44,951	$1,867,250
Rubis SCA	83,511	5,138,929

		$7,006,179

Germany — 3.6%
Carl Zeiss Meditec AG	20,894	$2,656,245
GRENKE AG	21,026	2,169,549
New Work SE	5,767	1,887,374
Norma Group SE	76,155	3,231,790
Rational AG	4,650	3,725,192
Salzgitter AG	14,582	321,875

		$13,992,025

Hong Kong — 1.4%
CITIC Telecom International Holdings, Ltd.	5,678,639	$2,069,671
Hysan Development Co., Ltd.	866,702	3,398,559

		$5,468,230

Security	Shares	Value
Ireland — 1.8%
Irish Residential Properties REIT PLC	982,874	$1,756,313
Kerry Group PLC, Class A	27,030	3,372,824
UDG Healthcare PLC	192,729	2,060,556

		$7,189,693

Italy — 4.6%
Amplifon SpA	106,313	$3,059,609
DiaSorin SpA	25,599	3,315,275
Interpump Group SpA	132,380	4,193,426
MARR SpA	169,270	3,867,134
Moncler SpA	83,775	3,770,496

		$18,205,940

Japan — 26.4%
Asahi Co., Ltd.	149,462	$1,937,370
Chiba Bank, Ltd. (The)	419,369	2,411,346
Daiichikosho Co., Ltd.	41,522	2,176,568
Dowa Holdings Co., Ltd.	37,189	1,380,519
FP Corp.	57,546	3,418,540
Fukuoka Financial Group, Inc.	105,750	2,020,465
Invesco Office J-REIT, Inc.	15,280	3,165,064
Itochu Techno-Solutions Corp.	142,149	4,003,220
J. Front Retailing Co., Ltd.	162,100	2,260,852
Japan Lifeline Co., Ltd.(3)	137,360	1,868,999
K’s Holdings Corp.	337,161	4,408,011
Kenedix, Inc.	570,195	2,968,282
Kewpie Corp.	175,117	3,934,449
Kuraray Co., Ltd.(3)	305,429	3,701,143
Lion Corp.(3)	188,691	3,667,900
Makita Corp.	74,743	2,581,239
Mitsui Fudosan Logistics Park, Inc.	474	2,107,252
Miura Co., Ltd.	80,292	2,774,300
Morinaga & Co., Ltd.	74,692	3,586,869
Nabtesco Corp.(3)	117,600	3,465,313
Nippon Light Metal Holdings Co., Ltd.	1,080,163	2,321,690
Nohmi Bosai, Ltd.	189,189	4,241,078
Nomura Co., Ltd.	268,335	3,555,428
Okamura Corp.	368,888	3,747,744
OSG Corp.	98,729	1,877,458
Parco Co., Ltd.	183,280	3,096,343
Penta-Ocean Construction Co., Ltd.	636,184	3,938,455
Press Kogyo Co., Ltd.	422,116	1,678,580
Sakata Seed Corp.(3)	63,766	2,138,224
Sankyu, Inc.	73,303	3,683,640
Ship Healthcare Holdings, Inc.	87,753	4,048,157
Sumco Corp.(3)	161,842	2,681,524
Tokyo Century Corp.	43,097	2,294,653
Tosei Reit Investment Corp.	1,426	1,752,386
Yamaha Corp.	91,444	5,069,972

		$103,963,033

Luxembourg — 0.2%
APERAM SA	24,061	$772,910

Security	Shares	Value
Netherlands — 3.5%
Aalberts NV	82,773	$3,725,434
Core Laboratories NV(3)	16,668	627,883
IMCD NV	65,263	5,714,234
NSI NV	78,264	3,812,176

		$13,879,727

New Zealand — 1.3%
Fisher & Paykel Healthcare Corp., Ltd.	337,321	$5,048,333

Norway — 2.9%
Entra ASA(1)	283,263	$4,682,856
SpareBank 1 SR-Bank ASA	467,501	5,321,986
TGS NOPEC Geophysical Co. ASA	42,479	1,292,388

		$11,297,230

Singapore — 1.1%
Frasers Logistics & Industrial Trust	2,720,500	$2,508,020
Yanlord Land Group, Ltd.	1,993,300	1,794,555

		$4,302,575

Spain — 0.5%
Acciona SA(3)	17,347	$1,829,011

Sweden — 7.4%
AddTech AB, Class B	120,471	$3,901,665
Assa Abloy AB, Class B	199,897	4,672,682
Autoliv, Inc.	23,420	1,976,882
Boliden AB	42,945	1,140,562
Bufab AB	190,680	2,660,627
Hexagon AB, Class B	54,234	3,039,885
Husqvarna AB, Class B	417,214	3,343,426
Indutrade AB	153,289	5,481,498
Thule Group AB(1)	135,772	3,133,668

		$29,350,895

Switzerland — 8.6%
Belimo Holding AG	340	$2,561,801
Bossard Holding AG, Class A	12,513	2,256,996
Cembra Money Bank AG	23,573	2,579,096
Galenica AG(1)	36,689	2,265,955
Logitech International SA	83,582	3,959,511
Partners Group Holding AG(3)	3,606	3,304,996
Sika AG	38,183	7,170,590
Straumann Holding AG	3,002	2,944,758
Vontobel Holding AG	45,888	3,274,514
VZ Holding AG	11,592	3,575,038

		$33,893,255

United Kingdom — 21.6%
Abcam PLC	226,244	$4,060,110
Avast PLC(1)	738,196	4,436,216
Bellway PLC	67,771	3,420,578

Security	Shares	Value
Bodycote PLC	281,481	$3,540,964
Cranswick PLC	110,787	4,973,359
Dechra Pharmaceuticals PLC	81,327	3,127,023
Diploma PLC	175,327	4,696,137
DS Smith PLC	633,614	3,222,640
First Derivatives PLC	132,816	4,821,393
Games Workshop Group PLC	66,441	5,368,031
Grainger PLC	876,114	3,630,558
Halma PLC	176,006	4,928,632
Hiscox, Ltd.	159,072	3,002,681
Howden Joinery Group PLC	430,221	3,832,946
Inchcape PLC	249,868	2,337,719
InterContinental Hotels Group PLC	42,568	2,925,049
Judges Scientific PLC	42,252	3,164,579
Melrose Industries PLC	2,135,131	6,800,868
Nomad Foods, Ltd.(2)	128,391	2,872,107
Spirax-Sarco Engineering PLC	23,307	2,743,548
St. James’s Place PLC	238,472	3,675,983
WH Smith PLC	107,895	3,718,469

		$85,299,590

United States — 0.5%
Oceaneering International, Inc.(2)	139,073	$2,073,578

Total Common Stocks (identified cost $326,170,729)		$385,090,768

Exchange-Traded Funds — 1.2%

Security	Shares	Value
iShares MSCI EAFE Small-Cap ETF(3)	21,181	$1,319,152
Vanguard MSCI Australian Small Cos. ETF	84,564	3,567,257

Total Exchange-Traded Funds (identified cost $4,677,842)		$4,886,409

High Social Impact Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$1,159	$1,138,064
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(4)(6)	111	110,726
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(4)(6)	142	139,857

Total High Social Impact Investments (identified cost $1,412,184)		$1,388,647

Short-Term Investments — 0.2%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	876,803	$876,803

Total Short-Term Investments (identified cost $876,803)		$876,803

Total Investments (identified cost $333,137,558) — 99.5%		$392,242,627

Other Assets, Less Liabilities — 0.5%		$1,935,349

Net Assets — 100.0%		$394,177,976

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Total market value of Rule 144A securities amounts to $18,521,896, which represents 4.7% of the net assets of the Fund as of December 31, 2019.

(2)	Non-income producing security.

(3)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $14,289,053 and the total market value of the collateral received by the Fund was $15,241,355, comprised of cash of $876,803 and U.S. government and/or agency securities of $14,364,552.

(4)	Restricted security. Total market value of restricted securities amounts to $1,388,647, which represents 0.4% of the net assets of the Fund as of December 31, 2019.

(5)	Affiliated company.

(6)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(7)	Represents investment of cash collateral received in connection with securities lending.

At December 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:

Economic Sectors	% of net assets
Industrials	24.8%
Consumer Discretionary	13.6
Financials	11.8
Real Estate	9.8
Information Technology	9.7
Health Care	8.7
Consumer Staples	7.2
Materials	6.2
Communication Services	3.1
Utilities	1.8
Exchange-Traded Funds	1.2
Energy	1.0
High Social Impact Investments	0.4
Short-Term Investments	0.2

Total	99.5%

Restricted Securities

Description	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,159,184
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	111,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	142,000

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $1,138,064, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal, Amount end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19	$994,710	$—	$(1,000,000)	$—	$5,290	$—	$2,917	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	—	1,159,184	—	—	(21,120)	1,138,064	483	—	1,159,184

Totals				$—	$(15,830)	$1,138,064	$3,400	$—

(1)	Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Canada	$10,039,255	$—		$—	$10,039,255
Netherlands	627,883	13,251,844		—	13,879,727
Sweden	1,976,882	27,374,013		—	29,350,895
United Kingdom	2,872,107	82,427,483		—	85,299,590
United States	2,073,578	—		—	2,073,578
Other Countries(1)	—	244,447,723		—	244,447,723
Total Common Stocks	$17,589,705	$367,501,063	(2)	$—	$385,090,768
Exchange-Traded Funds	$1,319,152	$3,567,257		$—	$4,886,409
High Social Impact Investments	—	1,388,647		—	1,388,647
Short-Term Investments	876,803	—		—	876,803
Total Investments	$19,785,660	$372,456,967		$—	$392,242,627

(1)	For further breakdown of equity securities by country, please refer to the Schedule of Investments.

(2)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.